Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information
Segment Information:
18. Segment information:
The Company has currently two reportable segments from which it derives its revenues: Drybulk and Offshore support segments. The Company had also a Drilling segment until the deconsolidation of Ocean Rig on June 8, 2015 (Note 10) and a Tanker segment until the sale of the whole tanker fleet during 2015 (Note 7). The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of Drybulk cargoes through ownership and trading of vessels. The Offshore support business segment consists of offshore support services to the global offshore energy industry through the operation of a diversified fleet of offshore support vessels. The Drilling business segment consisted of the deepwater drilling services through the ownership of drilling units. The Tanker business segment consisted of vessels for the transportation of crude and refined petroleum cargoes.
The tables below present information about the Company's reportable segments as of and for the years ended December 31, 2014, 2015 and 2016. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements. The Company allocates general and administrative expenses of the parent company to its subsidiaries on a pro rata basis. The Company also measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment			Offshore Support Segment			Drilling Segment			Tanker Segment			TOTAL
	2014	2015	2016	2014	2015	2016	2014	2015	2016	2014	2015	2016	2014	2015	2016
Revenues	$205,630	$115,598	$30,777	$-	$8,118	$21,157	$1,817,077	$725,805	$-	$162,817	$120,304	$-	$2,185,524	$969,825	$51,934
Vessels and drilling units operating expenses	90,376	87,704	30,969	-	3,977	14,587	727,832	259,623	-	26,052	19,770	7	844,260	371,074	45,563
Depreciation and amortization	99,631	65,607	-	-	672	3,466	325,744	155,352	-	24,417	6,021		449,792	227,652	3,466
Goodwill impairment	-	-	-	-	-	7,002	-	-	-	-	-	-	-	-	7,002
Loss on contract cancellation	1,307	28,241	-	-	-	-	-	-	-	-	-	-	1,307	28,241	-
Impairment loss, gain/loss from sale of vessels and vessel owning companies and other	38,148	1,000,485	35,470	-	-	70,873	-	-	-	-	56,631	-	38,148	1,057,116	106,343
General and administrative expenses	48,441	44,519	29,822	-	2,858	9,849	131,745	46,989	-	13,500	10,546	37	193,686	104,912	39,708
Gain/(loss) on interest rate swaps	(1,142)	(567)	917	-	-	-	(12,671)	(9,588)	-	(1,715)	(1,446)	(514)	(15,528)	(11,601)	403
Gain on debt restructuring	-	-	10,477	-	-	-	-	-	--	-	-	-	-	-	10,477
Income taxes	-	-	-	-	(188)	(38)	(77,823)	(36,931)	-	-	-	-	(77,823)	(37,119)	(38)
Net income/(loss)	(206,303)	(1,180,056)	(69,966)	-	(2,711)	(86,553)	259,654	(1,601,451)	(41,454)	4,669	(23,868)	(713)	58,020	(2,808,086)	(198,686)
Net income/(loss) attributable to Dryships Inc.	(206,303)	(1,180,056)	(69,966)	-	(2,657)	(86,553)	154,122	(1,640,480)	(41,454)	4,669	(23,868)	(713)	(47,512)	(2,847,061)	(198,686)
Interest and finance cost	(102,806)	(45,321)	(8,706)	-	(105)	(93)	(298,839)	(123,463)	-	(10,540)	(8,766)	(58)	(412,185)	(177,655)	(8,857)
Interest income	1,074	76	66	-	2	13	12,227	5,954	-	9	18	2	13,310	6,050	81
Change in fair value of derivatives (gain)/loss	(21,069)	(10,768)	(1,957)	-	(6)	-	(15,909)	349	-	7,674	(422)	(236)	(29,304)	(10,848)	(2,193)
Total assets	$1,731,295	$342,287	$162,532	$-	$131,124	$31,191	$8,095,212	$-	$-	$650,082	$2,641	$7	$10,476,589	$476,052	$193,730

A reconciliation of interest and finance costs and total segment assets with the consolidated amounts is as follows:
	December 31, 2014	December 31, 2015	December 31, 2016
Interest and finance costs
Interest for reportable segments	412,185	177,655	8,857
Elimination of intersegment interest	(1,164)	(5,523)	-
Total consolidated Interest and finance costs	$411,021	$172,132	$8,857

Interest income
Interest for reportable segments	13,310	6,050	81
Elimination of intersegment interest	(1,164)	(5,523)	-
Total consolidated Interest income	12,146	527	81

Total Assets
Total Assets for reportable segments	10,476,589	476,052	193,730
Elimination of intersegment receivables	(117,219)	-	-
Total consolidated Assets	10,359,370	476,052	193,730

The drilling revenue shown in the table below is analyzed by country based upon the location where the drilling takes place and up to deconsolidation of Ocean Rig at June 8, 2015:
	For the years ended December 31,
Country	2014	2015	2016
Congo	$-	$31,807	$-
Norway	220,044	101,584	-
Brazil	581,635	253,283	-
Ivory Coast	97,232	12,065	-
Angola	807,742	275,410	-
Falkland	-	51,656	-
Gabon/ West Africa	110,424	-	-
Total leasing and service revenues	$1,817,077	$725,805	$-

The revenue shown in the table below is analyzed by country based upon the location where the operation of the offshore support vessels takes place:

	For the years ended December 31,
Country	2014	2015	2016
Brazil	-	8,118	19,312
Europe	-	-	1,800
Total revenues	$-	$8,118	$21,112

As of December 31, 2015, all of the Company's offshore support vessels with a total carrying amount of $96,428 operated in Brazil while as of December 31, 2016, three of the offshore support vessels with total carrying amount of $13,625 either operated or were idle in Brazil and the remaining offshore support vessels with an aggregate carrying amount of $13,625 were laid up in Europe.
The Company's drybulk vessels operate on many trade routes throughout the world, and, therefore, the provision of geographic information is considered impractical by management.